FINANCE INCOME (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Finance Income [Abstract]
Interest income on cash and cash equivalents	R 68.3	R 148.5	R 190.2
Growth in investment in Guardrisk	90.3	84.5	50.5
Dividends received	56.3	29.3	78.3
Unwinding of payments made under protest	7.8	7.2	5.7
Realised/unrealised foreign exchange gain	0.2	10.4	9.0
Other finance income	0.9	0.9	0.6
Finance income	R 223.8	R 280.8	R 334.3